UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2007

              Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Miura Global Management, LLC

Address:  101 Park Avenue - 21st Floor
          New York, New York 10178


13F File Number: 028-12333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Gregory Heyman
Title:    Chief Compliance Officer
Phone:    (212) 984-8825


Signature, Place and Date of Signing:

/s/ Gregory Heyman             New York, New York               August 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total: $408,064
                                         (thousands)


List of Other Included Managers:  NONE


                                                     FORM 13F INFORMATION TABLE


COLUMN 1                COLUMN  2      COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                               TITLE                        VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                 --------        -----       --------  -------   --- ----  ----------  --------  ----    ------  ----
ALCOA INC                      COM             013817101   10,132      250,000 SH        SOLE        NONE       250000  0      0
BAIDU COM INC                  SPON ADR REP A  056752108   20,997      125,000 SH        SOLE        NONE       125000  0      0
CLEARWIRE CORP                 CL A            185385309   10,383      425,000 SH        SOLE        NONE       425000  0      0
CORNING INC                    COM             219350105   15,330      600,000 SH        SOLE        NONE       600000  0      0
DTS INC                        COM             23335C101    7,075      325,000 SH        SOLE        NONE       325000  0      0
EASTMAN KODAK CO               COM             277461109    6,262      225,000 SH        SOLE        NONE       225000  0      0
GOOGLE INC                     CL A            38259P508   54,884      105,000 SH        SOLE        NONE       105000  0      0
HARVEST ENERGY TR              TRUST UNIT      41752X101   21,672      700,000 SH        SOLE        NONE       700000  0      0
HEELYS INC                     COM             42279M107    3,636      140,600 SH        SOLE        NONE       140600  0      0
HERCULES OFFSHORE INC          COM             427093109   11,333      350,000 SH        SOLE        NONE       350000  0      0
ICICI BK LTD                   ADR             45104G104    2,993       60,900 SH        SOLE        NONE        60900  0      0
IMPERIAL SUGAR CO NEW          COM NEW         453096208    5,603      182,000 SH        SOLE        NONE       182000  0      0
INDYMAC BANCORP INC            COM             456607100    7,730      265,000 SH        SOLE        NONE       265000  0      0
JA SOLAR HOLDINGS CO LTD       SPON ADR        466090107   52,097    1,545,000 SH        SOLE        NONE      1545000  0      0
LIMITED BRANDS INC             COM             532716107    5,490      200,000 SH        SOLE        NONE       200000  0      0
NUTRI SYS INC NEW              COM             67069D108   13,970      200,000 SH        SOLE        NONE       200000  0      0
NYMEX HOLDINGS INC             COM             62948N104   21,986      175,000 SH        SOLE        NONE       175000  0      0
RESEARCH IN MOTION LTD         COM             760975102   43,997      220,000 SH        SOLE        NONE       220000  0      0
SELECT COMFORT CORP            COM             81616X103      163       10,000 SH        SOLE        NONE        10000  0      0
SHUTTERFLY INC                 COM             82568P304    3,772      175,000 SH        SOLE        NONE       175000  0      0
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A        848574109   13,519      375,000 SH        SOLE        NONE       375000  0      0
TRANSDIGM GROUP INC            COM             893641100   18,207      450,000 SH        SOLE        NONE       450000  0      0
TRINA SOLAR LIMITED            ADR             89628E104    1,544       30,000 SH        SOLE        NONE        30000  0      0
UNIVERSAL COMPRESSION HLDGS    COM             913431102   34,279      473,000 SH        SOLE        NONE       473000  0      0
UTSTARCOM INC                  COM             918076100    6,872    1,225,000 SH        SOLE        NONE      1225000  0      0
YINGLI GREEN ENERGY HLDG CO    ADR             98584B103   14,138      975,000 SH        SOLE        NONE       975000  0      0


SK 22168 0001 796416